Capital stock of the Group (Details) - ₩ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Capital stock of the Group [Line Items]
Number of shares issued		533,376,758
Common stocks
Capital stock of the Group [Line Items]
Number of authorized shares		1,000,000,000	1,000,000,000
Par value per share in won		₩ 5,000	₩ 5,000
Number of shares issued		516,599,554	474,199,587
Preferred stocks
Capital stock of the Group [Line Items]
Number of authorized shares		1,000,000,000	1,000,000,000
Par value per share in won		₩ 5,000	₩ 5,000
Number of shares issued		17,482,000	17,482,000
Contracted dividend rate		4.0% per year based on issue price (non-cumulative participating)
Conversion request period	[1]	2020.05.01~2023.04.30

[1]	Preferred stocks that have not been converted for 4 years from the issuance date and until the expiration date of the period of existence are automatically converted to common stocks at the expiration date of the period of existence.